BASIS OF CONSOLIDATION AND INVESTMENTS (Details 3) R$ in Thousands	Jun. 30, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Net equity	R$ 2,383,276
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Net equity	375,049
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Net equity	2,678,625
Salaries And Social Charges [Member]
IfrsStatementLineItems [Line Items]
Net equity	15,432
Taxes Payables [Member]
IfrsStatementLineItems [Line Items]
Net equity	42,383
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Net equity	15,392
Tax Social Security Labor And Civil [Member]
IfrsStatementLineItems [Line Items]
Net equity	11,489
Provisions For Environmental Liabilities And Asset Decommissioning [Member]
IfrsStatementLineItems [Line Items]
Net equity	83,076
Other Payable [Member]
IfrsStatementLineItems [Line Items]
Net equity	741,279
Total Liabilities [Member]
IfrsStatementLineItems [Line Items]
Net equity	3,962,725
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Net equity	111,937
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Net equity	95,506
Inventory [Member]
IfrsStatementLineItems [Line Items]
Net equity	245,701
Other assets [member]
IfrsStatementLineItems [Line Items]
Net equity	229,560
Corporate Investments [Member]
IfrsStatementLineItems [Line Items]
Net equity	1,198,743
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Net equity	3,573,944
Intangible assets and goodwill [member]
IfrsStatementLineItems [Line Items]
Net equity	889,979
Investment property [member]
IfrsStatementLineItems [Line Items]
Net equity	631
Total Assets [Member]
IfrsStatementLineItems [Line Items]
Net equity	R$ 6,346,001